SCHEDULE OF SHARE OPTIONS OUTSTANDING (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity Incentive Plan
Number of share options outstanding	614,704	569,331
Weighted average exercise price	$ 0.80	$ 0.80
Share options, granted	0	45,565
Weighted average exercise price, granted		$ 0.76
Share options outstanding canceled/expired	(4,135)	(192)
Weighted average exercise price canceled/expired	$ 0.76	$ 0.76
Number of share options outstanding	609,318	614,704
Weighted average exercise price	$ 0.80	$ 0.80
Weighted average grant date fair value	$ 10.88
Weighted average remaining contractual life years	8 years 1 month 13 days	8 years 10 months 13 days
Aggregate intrinsic value	$ 7,322,656
Share options outstanding granted
Weighted average exercise price granted
Weighted average grant date fair value granted
Aggregate intrinsic value, Granted
Share options outstanding exercised	(1,251)
Weighted average exercise price exercised	$ 0.76
Weighted average grant date fair value canceled/expired	10.30
Weighted average grant date fair value canceled/expired	$ 11.69
Aggregate intrinsic value, Canceled/Expired
Weighted average grant date fair value	$ 10.87	$ 10.88
Aggregate intrinsic value	$ 1,731,782	$ 7,322,656
Number of shares exercisable	226,590
Weighted average exercise price, exercisable	$ 0.80
Weighted average grant date fair value, exercisable	$ 10.87
Weighted average remaining contractual term (years), exercisable	8 years 1 month 13 days
Aggregate intrinsic value, exercisable	$ 643,211